Financial instruments (Details Textual)							1 Months Ended		12 Months Ended
	May 07, 2019 USD ($)	Nov. 08, 2018 USD ($)	Mar. 29, 2018 USD ($)	Apr. 03, 2013 USD ($)	Apr. 04, 2012 USD ($)	Jan. 13, 2009 USD ($)	Oct. 23, 2014 USD ($)	Apr. 21, 2010 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 05, 2019 USD ($)	Jul. 05, 2019 CLF ( )	Jan. 01, 2019	Oct. 31, 2018 USD ($)	Jan. 15, 2018	Apr. 04, 2012 CLF ( )	Jan. 13, 2009 CLF ( )
Financial instruments [Line Items]
Notional amount									$ 148,728,000	$ 16,796,000
Borrowings, interest rate															3.25%
Outstanding purchase commitments									$ 101,280,000	59,919,000
Weighted Average Lessees Incremental Borrowing Rate									8.08%				8.08%
Single series bond One [Member]
Financial instruments [Line Items]
Notional amount									$ 252,674,000	$ 2,674,000
Borrowings, interest rate									0.43%	0.95%
Borrowings, maturity									04-21-2020	04-21-2019
Single series bond One [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount								$ 250,000
Borrowings, interest rate								5.50%
Borrowings, maturity								10
Single series bond Three [Member]
Financial instruments [Line Items]
Notional amount									$ 2,658,000	$ 2,658,000
Borrowings, interest rate									1.42%	1.77%
Borrowings, maturity									04-03-2020	04-03-2019
Single series bond Three [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount				$ 300					$ 300,000
Borrowings, interest rate				3.625%
Borrowings, maturity				10
Single series bond Two [Member]
Financial instruments [Line Items]
Notional amount									$ 4,648,000	$ 4,648,000
Borrowings, interest rate									2.35%	2.75%
Borrowings, maturity									01-28-2020	01-28-2019
Single series bond Two [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount							$ 250,000,000		$ 250,000,000
Borrowings, interest rate							4.375%
Borrowings, maturity							2025
Percentage of bonds issue price							99.41%
Series H bonds [Member]
Financial instruments [Line Items]
Notional amount									$ 17,166,000	$ 3,756,000
Borrowings, interest rate									1.36%	1.90%
Borrowings, maturity									01-05-2020	01-05-2019
Series H bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount						$ 139,216,000					$ 7.494	181,818.18					4,000,000
Borrowings, interest rate						4.90%											4.90%
Borrowings, maturity						21
Series Q bonds [Member]
Financial instruments [Line Items]
Notional amount									$ 323,000	$ 342,000
Borrowings, interest rate									3.11%	3.34%				3.45%
Borrowings, maturity									06-01-2020	06-01-2019
Percentage Of Funds From Sale Of Financial Assets Used For Expansion		90.00%
Proceeds from disposal or maturity of available-for-sale financial assets		$ 83,567,623,842
Bond Authorised to Issue														$ 3,000,000
Series P bonds [Member]
Financial instruments [Line Items]
Notional amount									$ 1,686,000	$ 1,784,000
Borrowings, interest rate									2.71%	3.07%
Borrowings, maturity									01-15-2020	01-15-2019
Series P bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount			$ 3,000,000,000
Borrowings, interest rate															3.25%
Borrowings, maturity			10 year
Series M Bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount					$ 69,901,000											1,500,000
Borrowings, interest rate					3.80%											3.80%
Borrowings, maturity					21
Unsecured Bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount	$ 450,000,000
Borrowings, interest rate	4.25%
Borrowings, maturity	2029
Percentage of bonds issue price	99.984%
Cross currency swap contracts [Member] | Series H bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount											$ 439